Segment Information and Revenue Analysis (Tables)	12 Months Ended
Sep. 30, 2025
Segment Information and Revenue Analysis [Abstract]
Schedule of Segment Information and Revenue Analysis

Sales revenues comprised the following:

	Years ended September 30,
	2023		2024		2025
	RMB	%	RMB	%	RMB	US$	%
Sales of yarns	77,040,009	93%	83,269,024	95%	32,421,473	4,554,217	95%
Sales of finished garments	5,523,742	7%	4,353,371	5%	1,726,463	242,515	5%
	82,563,751	100%	87,622,395	100%	34,147,936	4,796,732	100%

Direct costs comprised the following:

	Years ended September 30,
	2023		2024		2025
	RMB	%	RMB	%	RMB	US$	%
Sales of yarns	73,902,110	94%	78,630,523	96%	31,828,375	4,470,905	96%
Sales of finished garments	4,421,473	6%	3,574,985	4%	1,370,056	192,451	4%
	78,323,583	100%	82,205,508	100%	33,198,431	4,663,356	100%

Gross profit comprised the following:

	Years ended September 30,
	2023		2024		2025
	RMB	%	RMB	%	RMB	US$	%
Sales of yarns	3,137,899	74%	4,638,501	86%	593,098	83,312	62%
Sales of finished garments	1,102,269	26%	778,386	14%	356,407	50,064	38%
	4,240,168	100%	5,416,887	100%	949,505	133,376	100%